FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities	$ 0	$ (3,161,130)	$ (543,870)	[1]	$ 0	$ (3,705,000)	$ (10,238,100)
Warranty liability		2,364,900	5,526,030			2,364,900	6,069,900
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning Balance		2,559,030	2,895,900			2,895,900
Issuance of Public and Private Warrants							16,308,000
Transfer of Public Warrants to Level 1 measurement							8,625,000
Change in fair value of derivative warrant liabilities		1,436,130	336,870				(4,787,100)
Derivative warrant liabilities end Balance		$ 1,122,900	$ 2,559,030			$ 1,122,900	$ 2,895,900

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).